INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS, NET

	December 31, 2021
	Gross			Net	Weighted average
	carrying	Accumulated	Accumulated	carrying	amortization
	amount	amortization	impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Software copyrights	15,461	(8,159)	-	7,302	6.8
Telecommunication business operation licenses	3,262	(2,827)	-	435	4.1
Technology	11,135	(585)	(136)	10,414	6.0
Non-compete arrangements	805	(32)	-	773	3.8
Customer relationship	15,000	(1,125)	-	13,875	10.0
Trademark	7,472	(434)	-	7,038	8.8
Order backlogs	8,560	-	-	8,560	4.0
Total	61,695	(13,162)	(136)	48,397

	December 31, 2022
	Gross			Net	Weighted average
	carrying	Accumulated	Accumulated	carrying	amortization
	amount	amortization	impairment	amount	Period
	RMB	RMB	RMB	RMB	Years
Software copyrights	16,109	(9,833)	-	6,276	7.0
Telecommunication business operation licenses	2,882	(2,787)	-	95	4.0
Technology	14,865	(2,608)	(10,474)	1,783	7.2
Non-compete arrangements	805	(254)	(545)	6	3.8
Customer relationship	15,000	(2,625)	(5,586)	6,789	10.0
Trademark	8,472	(1,381)	(5,106)	1,985	8.9
Order backlogs	8,660	(2,223)	(6,437)	-	4.0
Total	66,793	(21,711)	(28,148)	16,934

SCHEDULE OF ESTIMATED AMORTIZATION EXPENSE	The estimated amortization expense for the next five years is as follows:
RMB
2023	3,447
2024	2,977
2025	2,360
2026	2,227
2027	1,900
Then thereafter	4,021